Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING EXPENSES:
Research and development	$ 225,709	$ 550,000	$ 1,174,473	$ 1,390,438
Patent application and prosecution fees	551,680	414,436	2,394,118	2,069,530
Salaries and related expenses	337,029	432,267	1,201,959	1,900,690
Selling, general and administrative expenses	251,527	299,674	1,112,356	27,475,129
Total operating expenses	1,365,945	1,696,377	5,882,906	32,835,787
LOSS FROM OPERATIONS	(1,365,945)	$ (1,696,377)	5,882,906	32,835,787
OTHER INCOME (EXPENSES):
Interest expense	$ (94,622)		$ (80,522)	(4,591,153)
Loss on extinguishment of debt				(1,811,800)
Total other expense	$ (94,622)		$ (80,522)	(6,402,953)
LOSS BEFORE INCOME TAX BENEFIT	$ (1,460,567)	$ (1,696,377)	$ 5,963,428	$ 39,238,740
INCOME TAX BENEFIT
NET LOSS	$ (1,460,567)	$ (1,696,377)	$ (5,963,428)	$ (39,238,740)
NET LOSS per share (basic and diluted)	$ (0.03)	$ (0.04)	$ (0.14)	$ (0.59)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC and DILUTED	44,762,594	43,131,260	43,640,824	66,855,209